Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Finite Lived Intangible Assets [Line Items]
Useful life of intangible asset			10 years		10 years
Amortization	$ 93,338	$ 0	$ 276,004	$ 0	$ 14,013	$ 0
Developed technologies
Finite Lived Intangible Assets [Line Items]
Useful life of intangible asset			5 years		10 years